Trade and Other Payables	12 Months Ended
Sep. 30, 2024
Trade and other payables [abstract]
Trade and Other Payables

18. Trade and other payables

Trade and other payables comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Accounts payable and accrued liabilities	20,497,131	19,754,628
Other taxation and social security payable	155,054	114,590
Deferred income	12,880	15,299
	20,665,065	19,884,517

Accounts payable and accrued liabilities relate primarily to the payment obligations to professional service providers arising on the Business Combination. See Note 8 for further details.